Shareholder Report, Holdings (Details) - C000006391	Dec. 31, 2025
FR_688910900
Holdings [Line Items]
Percent of Total Investments	2.00%
FR_BMMV2K903
Holdings [Line Items]
Percent of Total Investments	1.20%
FR_ACI2FP298
Holdings [Line Items]
Percent of Total Investments	1.10%
FR_677172009
Holdings [Line Items]
Percent of Total Investments	1.00%
FR_ACI30CJZ5
Holdings [Line Items]
Percent of Total Investments	0.90%
FR_ACI2DNX59
Holdings [Line Items]
Percent of Total Investments	0.80%
FR_B27Y41908
Holdings [Line Items]
Percent of Total Investments	0.70%
FR_656320900
Holdings [Line Items]
Percent of Total Investments	0.70%
FR_264367905
Holdings [Line Items]
Percent of Total Investments	0.60%
FR_644232902
Holdings [Line Items]
Percent of Total Investments	0.60%
Developed Europe
Holdings [Line Items]
Percent of Total Investments	0.50%
North America
Holdings [Line Items]
Percent of Total Investments	0.90%
Africa
Holdings [Line Items]
Percent of Total Investments	8.90%
Middle East
Holdings [Line Items]
Percent of Total Investments	10.20%
Emerging Europe
Holdings [Line Items]
Percent of Total Investments	12.80%
Latin America
Holdings [Line Items]
Percent of Total Investments	15.40%
Asia
Holdings [Line Items]
Percent of Total Investments	51.30%
Bharti Airtel Ltd.
Holdings [Line Items]
Percent of Total Investments	9.60%